4. INTANGIBLE ASSETS (Dec 2011 only)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
4. INTANGIBLE ASSETS

Intangible assets consisted of the following (in thousands):

	Useful	December 31, 2011			December 31, 2010
	Life		Accumulated	Net Book		Accumulated	Net Book
	(Years)	Gross	Amortization	Value		Amortization	Value
Non-Amortizing:
Kinergy tradename		$2,678	$—	$2,678	$2,678	$—	$2,678
Amortizing:
Customer relationships	10	4,741	(3,211)	1,530	4,741	(2,737)	2,004
Pacific Ethanol tradename	2	800	(550)	250	800	(100)	700
Total intangible assets, net		$8,219	$(3,761)	$4,458	$8,219	$(2,837)	$5,382

Kinergy Tradename – The Company recorded a tradename valued at $2,678,000 in 2006 as part of its acquisition of Kinergy. The Company determined that the Kinergy tradename has an indefinite life and therefore, rather than being amortized, will be tested annually for impairment. The Company did not record any impairment on the Kinergy tradename for the years ended December 31, 2011 and 2010.

Customer Relationships – The Company recorded customer relationships valued at $4,741,000 as part of its acquisition of Kinergy. The Company has established a useful life of ten years for these customer relationships.

Pacific Ethanol Tradename – The Company recorded a tradename valued at $800,000 as part of its acquisition of its ownership interest in New PE Holdco, which relates to its marketing and management agreements with Pacific Ethanol, Inc. The Company has established a useful life of two years for this intangible asset.

Amortization expense associated with intangible assets totaled $924,000 and $574,000 for the years ended December 31, 2011 and 2010, respectively.

The weighted-average unamortized life of the intangible assets is 2.9 years.

The expected amortization expense relating to amortizable intangible assets in each of the remaining four years after December 31, 2011 are (in thousands):

Years Ended December 31,	Amount
2012	$724
2013	474
2014	474
2015	108
Total	$1,780